Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income tax expenses
	For the Years Ended December 31,
	2020	2019
Current income tax expenses	$(2,313,854)	$(14,861)
Deferred income tax benefits	135,930	-
Income tax expenses	$(2,177,924)	$(14,861)

Schedule of sufficient future income to realize deferred tax assets
	December 31,	December 31,
	2020	2019
Deferred tax assets
Net operating loss carryforwards in the PRC	$1,742	$-
Federal Net operating loss carryforwards in the U.S.	1,858,126	1,421,677
State Net operating loss carryforwards in the U.S.	1,150,269	880,096
Amortization of beneficial conversion feature relating to issuance of convertible notes	714,000	-
Amortization of relative fair value of warrants relating to issuance of convertible notes	642,600	-
Impairment of investment securities	-	200,000
Impairment of equity investment	86,100	221,943
Impairment of financial products	-	210,000
Less: valuation allowance	(4,452,837)	(2,933,716)
	$-	$-
Deferred tax liabilities
Amortization of intangible assets acquired in business combination	$4,893,461	$-
	$4,893,461	$-

Schedule of reconciliation of statutory tax rate to effective tax rate
	For the Years Ended December 31,
	2020	2019
PRC statutory tax rate	25%	25%
Impact of different income tax rates in other jurisdictions	(157.8)%	(4.0)%
Effect of non-deductible expenses	(0.8)%	0%
Effect of valuation allowance for deferred tax assets	(845.6)%	(21.3)%
Effective tax rate	(979.2)%	$(0.3)%